Right-Of-Use Assets and Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Presentation of leases for lessee [abstract]
Schedule of Right-of-Use Assets
Right-of-use assets

	As at December 31, 2020
	Balance at beginning of year	Depreciation charge for the year	Adjustments	Balance at end of year
	$ Thousands

Land	6,853	(2,141)	72,299	77,011
PRMS facility	6,506	(449)	457	6,514
Offices	3,305	(500)	(306)	2,499
Others	459	-	(459)	-
	17,123	(3,090)	71,991	86,024

	As at December 31, 2019
	Balance at beginning of year	Depreciation charge for the year	Adjustments	Balance at end of year
	$ Thousands

Land*	6,537	(263)	579	6,853
PRMS facility*	6,866	(451)	91	6,506
Offices	3,573	(487)	219	3,305
Others	423	-	36	459
	17,399	(1,201)	925	17,123

Schedule of Amounts Recognized in Consolidated Statements of Profit & Loss
Amounts recognized in the consolidated statements of profit & loss
	As at December 31,	As at December 31,
	2020	2019
	$ Thousands	$ Thousands

Interest expenses in respect of lease liability	149	108

Schedule of Amounts Recognized in Consolidated Statements of Cash Flows
Amounts recognized in the consolidated statements of cash flows
	As at December 31,	As at December 31,
	2020	2019
	$ Thousands	$ Thousands

Total cash outflow for leases	551	618